SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES
Summary of significant related party transactions

		For the years ended December 31
	Notes	2019	2020	2021
			(Restated)

Sales of goods and services rendered:

Sales of materials and finished goods to:	(i)
Chinalco and its subsidiaries	(ix)	13,612,817	13,986,133	19,261,538
Associates of Chinalco		514,414	520,485	1,497,639
Joint ventures		5,676,548	6,694,824	9,071,474
Associates		3,812,565	9,232,432	672,403
Non-controlling shareholder of a subsidiary and its subsidiaries		—	42,298	—
		23,616,344	30,476,172	30,503,054

Provision of utility services to:	(ii)
Chinalco and its subsidiaries	(ix)	687,290	1,104,542	910,655
Associates of Chinalco		4,062	3,268	14,380
Joint ventures		263,436	470,984	250,525
Associates		35,650	18,568	375
		990,438	1,597,362	1,175,935

Rental revenue of land use rights and buildings from:	(vi)
Chinalco and its subsidiaries	(ix)	52,571	39,284	34,221
Associates of Chinalco		65	237	237
Joint ventures		1,967	1,426	1,446
Associates		775	365	507
		55,378	41,312	36,411

Purchases of goods and services:
Purchases of engineering, construction and supervisory services from:	(iii)
Chinalco and its subsidiaries	(ix)	2,949,866	1,755,092	746,966
Associates of Chinalco		—	265	192
Joint ventures		69,332	—	251
Associates		218,616	12,233	12,413
		3,237,814	1,767,590	759,822

Provision of social services and logistics services by:	(v)
Chinalco and its subsidiaries	(ix)	309,180	475,532	480,828
		309,180	475,532	480,828

Purchases of primary and auxiliary materials, equipment and finished goods from:
Chinalco and its subsidiaries	(iv)	8,161,223	6,176,513	5,526,965
Associates of Chinalco	(ix)	18	2,586	37,187
Joint ventures		2,647,234	5,501,158	8,141,929
Associates		1,893,449	10,576,907	7,407,805
Non-controlling shareholder of a subsidiary and its subsidiaries		—	30,101	—
		12,701,924	22,287,265	21,113,886

Purchases of utility services from:	(ii)
Chinalco and its subsidiaries	(ix)	763,812	644,638	731,222
Associates of Chinalco		100,835	85,469	98,966
Joint ventures		280,523	443,290	820,031
Associates		8,326	—	—
		1,153,496	1,173,397	1,650,219
Purchases of other services by:	(vii)
A joint venture		272,220	373,655	270,972
		272,220	373,655	270,972

Rental expense of land use rights and buildings from:	(vi)
Chinalco and its subsidiaries	(ix)	499,191	661,888	734,097
		499,191	661,888	734,097

36      SIGNIFICANT RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(a)	Significant related party transactions (Continued)

		For the years ended December 31
	Notes	2019	2020	2021
			(Restated)
New right-of-use assets in current period

Additions
Chinalco and its subsidiaries		1,950	22,936	83,249

Contract modification
Chinalco and its subsidiaries		(91,351)	(43,395)	6,147,096

Other significant related party transactions:

Borrowing from subsidiaries of Chinalco	(viii), (ix)	3,890,000	1,925,000	3,370,000

Repayment of borrowings from subsidiaries of Chinalco	(viii)	4,677,000	1,676,000	5,318,000

Interest expense on borrowings, discounted notes and factoring arrangement from subsidiaries of Chinalco		141,991	87,985	61,878

Investment in subsidiaries of Chinalco		2,137,608	—	320,000

Disposal of aluminum capacity quota to a subsidiary of Chinalco		800,000	—	—

Disposal of assets under a sale and leaseback contract to a subsidiary of Chinalco	(x)	500,000	—	—

Finance lease under a sale and leaseback contract from a subsidiary of Chinalco	(x), (ix)	558,924	—	—

Trade receivable factoring arrangement from a subsidiary of Chinalco	(ix)	136,656	—	1,566,707

Interest income from cash and cash equivalents deposited	(viii)	68,455	51,163	67,269

Discounted notes receivable to a subsidiary of Chinalco	(viii)	679,517	36,750	128,000

Provision of financial guarantees to a joint venture		12,450	—	—

Summary of outstanding balances with related entities

	December 31, 2020	December 31, 2021
	(Restated)
Cash and cash equivalents deposited with
A subsidiary of Chinalco (i)	3,561,997	7,832,441

Trade and notes receivables
Chinalco and its subsidiaries	762,489	1,476,833
Associates of Chinalco	44,958	45,180
Joint ventures	761,392	628,231
Associates	2,287	1
Non-controlling shareholder of a subsidiary and its subsidiaries	46,450	24,465
	1,617,576	2,174,710

Provision for impairment of receivables	(103,592)	(80,102)
	1,513,984	2,094,608

(i)

On August 26, 2011, the Company entered into an agreement with Chinalco Finance, pursuant to which, Chinalco Finance agreed to provide deposit services, credit services and other financial services to the Group. On August 24, 2012, April 28, 2015, October 26, 2017 and April 27, 2020, the Company renewed the financial service agreement with Chinalco Finance with a validation term of three years ending October 25, 2023.

	December 31, 2020	December 31, 2021
Other current assets	(Restated)
Chinalco and its subsidiaries	818,318	325,247
Associates of Chinalco	21,753	21,820
Joint ventures	1,364,615	1,486,510
Associates	421,947	359,917
Non-controlling shareholder of a subsidiary and its subsidiaries	11,700	7,450
Provision for impairment of other current assets	(496,703)	(1,310,379)
	2,141,630	890,565

Other non-current assets
Associates	111,845	111,845

Interest-bearing loans and borrowings:
Subsidiaries of Chinalco (including lease liabilities)	8,887,422	13,028,565
Associates of Chinalco	—	2,245
	8,887,422	13,030,810
Trade and notes payables
Chinalco and its subsidiaries	437,732	301,386
Associates of Chinalco	1,511	26,288
Joint ventures	561,508	229,994
Associates	10,562	32,668
Non-controlling shareholder of a subsidiary and its subsidiaries	—	105,174
	1,011,313	695,510

Other payables and accrued liabilities
Chinalco and its subsidiaries	2,193,344	1,054,724
Associates of Chinalco	1,019	42,659
Associates	28,424	19,926
Joint ventures	3,940	49,618
	2,226,727	1,166,927

Contract liabilities:
Chinalco and its subsidiaries	17,460	150,730
Associates of Chinalco	13,453	27,190
Associates	79	139
Joint ventures	519	535
Non-controlling shareholder of subsidiary and its subsidiaries	656	—
	32,167	178,594

Summary of compensation of key management personnel

	For the years ended December 31
	2019	2020	2021
Fees	780	683	580
Basic salaries, housing fund, other allowances and benefits in kind	6,945	5,810	6,225
Pension costs	715	301	634
	8,440	6,794	7,439